Net Loss per Share (Tables)	6 Months Ended
Mar. 31, 2025
Net Loss per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Yen in thousands
	For the six months ended March 31,
	2025	2024
Basic and Diluted Net Loss Per Common Share:
Net loss attributable	¥(201,134)	¥(18,416)
Weighted average common shares outstanding	14,226,502	11,185,000
Basic and diluted net loss per common share	¥(14.14)	¥(1.65)